Derivative Financial Instruments - Summary of Fair Value of DFIs included in Statement of Financial Position (Detail) - Derivatives not designated as hedges - MXN ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about financial instruments [line items]
Total assets	$ 9,926,384	$ 12,755,568
Total liabilities	(36,494,962)	(22,242,056)
Embedded derivatives
Disclosure of detailed information about financial instruments [line items]
Total assets	194,194	0
Crude oil options
Disclosure of detailed information about financial instruments [line items]
Total assets	436,521	0
Total liabilities	0	(207,494)
Currency options
Disclosure of detailed information about financial instruments [line items]
Total liabilities	(4,082,999)	(5,211,625)
Interest rate options
Disclosure of detailed information about financial instruments [line items]
Total assets	824,040	2,263,382
Crack spread swaps
Disclosure of detailed information about financial instruments [line items]
Total liabilities	0	(27,959)
Cross-currency swaps
Disclosure of detailed information about financial instruments [line items]
Total assets	8,310,089	10,082,786
Total liabilities	(32,411,963)	(16,795,037)
Interest rate swaps
Disclosure of detailed information about financial instruments [line items]
Total assets	161,540	409,400
Total liabilities	$ 0	$ 59